UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[USAA
EAGLE
LOGO (R)]






PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SMALL CAP STOCK FUND
OCTOBER 31, 2008












                                                                      (Form N-Q)

48456-1208                                   (C)2008, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA SMALL CAP STOCK FUND
October 31, 2008 (unaudited)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------

               COMMON STOCKS (77.7%)

               CONSUMER DISCRETIONARY (10.9%)
               ------------------------------
               ADVERTISING (0.6%)
       91,800  Arbitron, Inc.                                   $         2,991
                                                                ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.9%)
       83,500  UniFirst Corp.                                             2,725
       52,850  Warnaco Group, Inc.  *                                     1,575
                                                                ---------------
                                                                          4,300
                                                                ---------------
               APPAREL RETAIL (2.1%)
       85,550  Aeropostale, Inc.  *                                       2,071
      255,854  Cato Corp. "A"                                             3,971
       98,500  Finish Line, Inc. "A"                                        943
       33,550  Gymboree Corp.  *                                            868
      383,450  Stage Stores, Inc.                                         2,956
                                                                ---------------
                                                                         10,809
                                                                ---------------
               AUTO PARTS & EQUIPMENT (0.3%)
      217,200  Modine Manufacturing Co.                                   1,607
                                                                ---------------
               CASINOS & GAMING (0.8%)
       77,500  Bally Technologies, Inc.  *                                1,717
       95,250  WMS Industries, Inc.  *                                    2,381
                                                                ---------------
                                                                          4,098
                                                                ---------------
               CATALOG RETAIL (0.1%)
       32,900  PetMed Express, Inc.  *                                      581
                                                                ---------------
               DISTRIBUTORS (0.2%)
       96,200  LKQ Corp.  *                                               1,101
                                                                ---------------
               EDUCATION SERVICES (0.1%)
       46,800  Corinthian Colleges, Inc.  *                                 668
                                                                ---------------
               FOOTWEAR (0.3%)
       70,940  Wolverine World Wide, Inc.                                 1,667
                                                                ---------------
               HOME FURNISHINGS (0.2%)
      135,800  Tempur-Pedic International, Inc.                           1,061
                                                                ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.5%)
       99,500  Choice Hotels International, Inc.                          2,720
                                                                ---------------
               HOUSEHOLD APPLIANCES (0.7%)
      197,900  Helen of Troy Ltd.  *                                      3,560
                                                                ---------------
               INTERNET RETAIL (0.2%)
       34,400  Netflix, Inc.  *                                             852
                                                                ---------------
               LEISURE PRODUCTS (0.4%)
       43,080  JAKKS Pacific, Inc.  *                                       964
       28,900  Polaris Industries, Inc.                                     973
                                                                ---------------
                                                                          1,937
                                                                ---------------
================================================================================
1 | USAA SMALL CAP STOCK FUND

===============================================================================
                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------

               PUBLISHING (0.2%)
      195,100  Valassis Communications, Inc.  *                 $           866
                                                                ---------------
               RESTAURANTS (1.7%)
       50,235  Bob Evans Farms, Inc.                                      1,049
       79,700  CEC Entertainment, Inc.  *                                 2,047
       37,472  Panera Bread Co. "A"  *                                    1,691
       69,200  Papa John's International, Inc.  *                         1,561
      206,400  Sonic Corp.  *                                             2,208
                                                                ---------------
                                                                          8,556
                                                                ---------------
               SPECIALIZED CONSUMER SERVICES (0.8%)
       85,600  Matthews International Corp. "A"                           3,820
                                                                ---------------
               SPECIALTY STORES (0.8%)
      184,114  Hibbett Sports, Inc.  *                                    3,279
       96,900  Sally Beauty Holdings, Inc.  *                               492
                                                                ---------------
                                                                          3,771
                                                                ---------------
               Total Consumer Discretionary                              54,965
                                                                ---------------

               CONSUMER STAPLES (3.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
       86,950  Darling International, Inc.  *                               656
                                                                ---------------
               FOOD DISTRIBUTORS (0.5%)
       40,500  Spartan Stores, Inc.                                       1,093
       62,767  United Natural Foods, Inc.  *                              1,402
                                                                ---------------
                                                                          2,495
                                                                ---------------
               FOOD RETAIL (1.2%)
      189,000  Casey's General Stores, Inc.                               5,708
                                                                ---------------
               PACKAGED FOODS & MEAT (1.2%)
       86,080  Flowers Foods, Inc.                                        2,552
      174,800  Lance, Inc.                                                3,617
                                                                ---------------
                                                                          6,169
                                                                ---------------
               PERSONAL PRODUCTS (0.8%)
      118,700  Herbalife Ltd.                                             2,900
       71,500  Nu Skin Enterprises, Inc. "A"                                921
                                                                ---------------
                                                                          3,821
                                                                ---------------
               Total Consumer Staples                                    18,849
                                                                ---------------

               ENERGY (5.3%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
       25,200  Penn Virginia Resource Partners, L.P.                        464
                                                                ---------------
               OIL & GAS DRILLING (0.5%)
      210,490  Grey Wolf, Inc.  *                                         1,351
      161,595  Pioneer Drilling Co.  *                                    1,251
                                                                ---------------
                                                                          2,602
                                                                ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
       19,370  Dawson Geophysical Co.  *                                    475
       79,250  Key Energy Services, Inc.  *                                 491
       25,620  Matrix Service Co.  *                                        314
       44,500  Oil States International, Inc.  *                          1,029
        2,700  RPC, Inc.                                                     29
       21,889  Seacor Holdings, Inc.  *                                   1,470
       59,950  Willbros Group, Inc.  *                                      929
                                                                ---------------
                                                                          4,737
                                                                ---------------
               OIL & GAS EXPLORATION & PRODUCTION (3.7%)
       37,780  Berry Petroleum Co. "A"                                      880

================================================================================
                                                    Portfolio of Investments | 2

================================================================================

                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
       35,500  Bill Barrett Corp.  *                            $           724
        8,885  Comstock Resources, Inc.  *                                  439
       76,210  Concho Resources, Inc.  *                                  1,619
       94,239  Mariner Energy, Inc.  *                                    1,356
       74,985  McMoRan Exploration Co.  *                                 1,064
      117,000  Penn Virginia Corp.                                        4,349
       77,700  Rosetta Resources, Inc.  *                                   820
       56,040  Stone Energy Corp.  *                                      1,700
       63,330  Swift Energy Co.  *                                        2,032
      117,455  VAALCO Energy, Inc.  *                                       623
       55,400  Whiting Petroleum Corp.  *                                 2,880
                                                                ---------------
                                                                         18,486
                                                                ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
       36,600  Teekay Tankers Ltd. "A"                                      445
                                                                ---------------
               Total Energy                                              26,734
                                                                ---------------

               FINANCIALS (9.4%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
      291,300  Ares Capital Corp.                                         2,290
                                                                ---------------
               CONSUMER FINANCE (0.5%)
       90,828  Credit Acceptance Corp.  *                                 1,393
       47,820  Dollar Financial Corp.  *                                    556
       47,910  EZCORP, Inc. "A"  *                                          759
                                                                ---------------
                                                                          2,708
                                                                ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
       51,500  Comfort Systems USA, Inc.                                    481
                                                                ---------------
               LIFE & HEALTH INSURANCE (0.6%)
      196,000  Delphi Financial Group, Inc. "A"                           3,087
                                                                ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
      156,400  Assured Guaranty Ltd.                                      1,756
                                                                ---------------
               REGIONAL BANKS (2.5%)
       70,900  First Midwest Bancorp, Inc.                                1,575
        7,915  Hancock Holding Co.                                          349
      120,980  International Bancshares Corp.                             3,142
       72,200  MB Financial, Inc.                                         2,145
      176,800  Webster Financial Corp.                                    3,278
       36,200  Westamerica Bancorp                                        2,072
                                                                ---------------
                                                                         12,561
                                                                ---------------
               REINSURANCE (1.1%)
       81,900  IPC Holdings Ltd.                                          2,261
       97,700  Platinum Underwriters Holdings Ltd.                        3,101
                                                                ---------------
                                                                          5,362
                                                                ---------------
               REITS - DIVERSIFIED (0.4%)
       46,500  PS Business Parks, Inc.                                    2,105
                                                                ---------------
               REITS - OFFICE (0.2%)
       44,790  Highwoods Properties, Inc.                                 1,112
                                                                ---------------
               REITS - RESIDENTIAL (0.5%)
       70,500  American Campus Communities, Inc.                          1,832
       63,380  Associated Estates Realty Corp.                              517
                                                                ---------------
                                                                          2,349
                                                                ---------------
               REITS - RETAIL (1.2%)
      125,000  Acadia Realty Trust                                        2,259
      158,500  Realty Income Corp.                                        3,664
                                                                ---------------
                                                                          5,923
                                                                ---------------

===============================================================================
3 | USAA SMALL CAP STOCK FUND

===============================================================================


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
               REITS - SPECIALIZED (0.4%)
       10,600  Entertainment Properties Trust                   $           397
      202,700  U-Store-It Trust                                           1,391
                                                                ---------------
                                                                          1,788
                                                                ---------------
               SPECIALIZED FINANCE (0.9%)
      212,280  Asset Acceptance Capital Corp.  *                          1,722
      103,100  Asta Funding, Inc.                                           350
       73,946  Financial Federal Corp.                                    1,712
       36,770  Interactive Brokers Group, Inc. "A"  *                       786
                                                                ---------------
                                                                          4,570
                                                                ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
       86,600  NewAlliance Bancshares, Inc.                               1,195
                                                                ---------------
               Total Financials                                          47,287
                                                                ---------------

               HEALTH CARE (17.0%)
               -------------------
               BIOTECHNOLOGY (3.2%)
       62,900  Alexion Pharmaceuticals, Inc.  *                           2,563
      160,800  Alkermes, Inc.  *                                          1,589
       38,450  Alnylam Pharmaceuticals, Inc.  *                             884
      154,500  Cubist Pharmaceuticals, Inc.  *                            3,923
      210,887  CV Therapeutics, Inc.  *                                   1,967
       48,515  Isis Pharmaceuticals, Inc.  *                                682
       94,078  Martek Biosciences Corp.                                   2,806
       21,800  Momenta Pharmaceuticals, Inc.  *                             199
       26,834  NPS Pharmaceuticals, Inc.  *                                 188
      117,010  PDL BioPharma, Inc.                                        1,141
                                                                ---------------
                                                                         15,942
                                                                ---------------
               HEALTH CARE DISTRIBUTORS (0.6%)
      106,870  PharMerica Corp.  *                                        2,194
       38,200  PSS World Medical, Inc.  *                                   693
                                                                ---------------
                                                                          2,887
                                                                ---------------
               HEALTH CARE EQUIPMENT (3.7%)
       93,400  AngioDynamics, Inc.  *                                     1,177
      103,920  CONMED Corp.  *                                            2,723
      103,100  Cyberonics, Inc.  *                                        1,313
       42,670  Kensey Nash Corp.  *                                       1,083
       54,160  Masimo Corp.  *                                            1,732
      161,100  Orthofix International N.V.  *                             2,183
       41,100  Sirona Dental Systems, Inc.  *                               656
       79,050  Steris Corp.                                               2,691
       76,600  Thoratec Corp.  *                                          1,886
       60,700  VNUS Medical Technologies, Inc.  *                           937
       36,400  Wright Medical Group, Inc.  *                                844
       59,915  ZOLL Medical Corp.  *                                      1,443
                                                                ---------------
                                                                         18,668
                                                                ---------------
               HEALTH CARE FACILITIES (0.5%)
       99,700  AmSurg Corp. "A"  *                                        2,487
                                                                ---------------
               HEALTH CARE SERVICES (2.1%)
       38,380  Amedisys, Inc.  *                                          2,165
       78,780  AMN Healthcare Services, Inc.  *                             708
       48,374  CorVel Corp.  *                                            1,298
       59,920  Cross Country Healthcare, Inc.  *                            678
       54,270  Emergency Medical Services Corp. "A"  *                    1,783
       79,670  Gentiva Health Services, Inc.  *                           2,163
       51,500  LHC Group, Inc.  *                                         1,817
                                                                ---------------
                                                                         10,612
                                                                ---------------

================================================================================
                                                    Portfolio of Investments | 4

===============================================================================


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
               HEALTH CARE SUPPLIES (2.0%)
       69,700  Cynosure, Inc. "A"  *                            $           610
       37,470  Haemonetics Corp.  *                                       2,213
      104,300  ICU Medical, Inc.  *                                       3,341
      143,200  Invacare Corp.                                             2,605
       74,875  Merit Medical Systems, Inc.  *                             1,370
                                                                ---------------
                                                                         10,139
                                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.1%)
       23,800  Bio-Rad Laboratories, Inc. "A"  *                          2,032
      191,900  Bruker BioSciences Corp.  *                                  785
       74,900  eResearch Technology, Inc.  *                                484
       25,100  Life Sciences Research, Inc.  *                              463
       28,700  Medivation, Inc.  *                                          539
       64,260  Parexel International Corp.  *                               668
       19,080  Varian, Inc.  *                                              703
                                                                ---------------
                                                                          5,674
                                                                ---------------
               MANAGED HEALTH CARE (1.8%)
      225,420  Centene Corp.  *                                           4,247
       78,030  HealthSpring, Inc.  *                                      1,289
      380,900  Universal American Financial Corp.  *                      3,371
                                                                ---------------
                                                                          8,907
                                                                ---------------
               PHARMACEUTICALS (2.0%)
      102,980  Medicines Co.  *                                           1,795
       44,650  Pain Therapeutics, Inc.  *                                   408
       86,587  Perrigo Co.                                                2,944
      189,100  Questcor Pharmaceuticals, Inc.  *                          1,464
      112,460  Valeant Pharmaceuticals International  *                   2,111
      236,770  VIVUS, Inc.  *                                             1,442
                                                                ---------------
                                                                         10,164
                                                                ---------------
               Total Health Care                                         85,480
                                                                ---------------

               INDUSTRIALS (12.6%)
               ------------------
               AEROSPACE & DEFENSE (0.5%)
       24,615  Stanley, Inc.  *                                             843
       32,880  Teledyne Technologies, Inc.  *                             1,499
                                                                ---------------
                                                                          2,342
                                                                ---------------
               AIRLINES (0.5%)
       35,299  Allegiant Travel Co.  *                                    1,406
      163,233  Hawaiian Holdings, Inc.  *                                 1,142
       13,800  UAL Corp.                                                    201
                                                                ---------------
                                                                          2,749
                                                                ---------------
               BUILDING PRODUCTS (0.3%)
       54,200  Simpson Manufacturing Co., Inc.                            1,249
                                                                ---------------
               COMMERCIAL PRINTING (0.3%)
      210,800  Bowne & Co., Inc.                                          1,642
                                                                ---------------
               CONSTRUCTION & ENGINEERING (0.3%)
       10,500  EMCOR Group, Inc.  *                                         187
      101,300  Sterling Construction Co., Inc.  *                         1,338
                                                                ---------------
                                                                          1,525
                                                                ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
      121,010  Titan International, Inc.                                  1,399
       15,400  Westinghouse Air Brake Technologies Corp.                    612
                                                                ---------------
                                                                          2,011
                                                                ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (2.4%)
       78,000  Acuity Brands, Inc.                                        2,727

===============================================================================
5 | USAA SMALL CAP STOCK FUND

===============================================================================


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------

      267,290  Belden, Inc.                                     $         5,570
      112,300  Deswell Industries, Inc.                                     338
       43,600  EnerSys  *                                                   576
       91,200  GrafTech International Ltd.  *                               740
       67,960  Woodward Governor Co.                                      2,182
                                                                ---------------
                                                                         12,133
                                                                ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
      102,330  Tetra Tech, Inc.  *                                        2,250
                                                                ---------------
               HIGHWAYS & RAILTRACKS (0.1%)
      108,400  Quixote Corp.                                                696
                                                                ---------------
               INDUSTRIAL CONGLOMERATES (1.3%)
      273,200  Carlisle Companies, Inc.                                   6,352
                                                                ---------------
               INDUSTRIAL MACHINERY (2.6%)
      149,103  Albany International Corp. "A"                             2,171
       81,600  Chart Industries, Inc.  *                                  1,112
       51,570  EnPro Industries, Inc.  *                                  1,145
       75,600  ESCO Technologies, Inc.  *                                 2,608
       31,040  Gardner Denver, Inc.  *                                      795
       28,180  L.B. Foster Co. "A"  *                                       775
      194,000  Mueller Industries, Inc.                                   4,437
       11,471  NN, Inc.                                                      83
                                                                ---------------
                                                                         13,126
                                                                ---------------
               MARINE PORTS & SERVICES (0.0%)
          200  Aegean Marine Petroleum Network, Inc.                          2
                                                                ---------------
               OFFICE SERVICES & SUPPLIES (1.0%)
      307,700  ACCO Brands Corp.  *                                         868
      111,000  United Stationers, Inc.  *                                 4,150
                                                                ---------------
                                                                          5,018
                                                                ---------------
               RAILROADS (0.4%)
       57,200  Genesee & Wyoming, Inc. "A"  *                             1,908
                                                                ---------------
               RESEARCH & CONSULTING SERVICES (0.3%)
       35,090  Watson Wyatt Worldwide, Inc. "A"                           1,490
                                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS (1.0%)
       96,956  Beacon Roofing Supply, Inc.  *                             1,326
       66,100  DXP Enterprises, Inc.  *                                     923
       97,700  GATX Corp.                                                 2,789
                                                                ---------------
                                                                          5,038
                                                                ---------------
               TRUCKING (0.7%)
       61,000  Old Dominion Freight Line, Inc.  *                         1,851
      200,900  Vitran Corp., Inc. "A"  *                                  1,786
                                                                ---------------
                                                                          3,637
                                                                ---------------
               Total Industrials                                         63,168
                                                                ---------------

               INFORMATION TECHNOLOGY (11.7%)
               ------------------------------
               APPLICATION SOFTWARE (1.7%)
       54,300  Concur Technologies, Inc.  *                               1,370
       89,815  JDA Software Group, Inc.  *                                1,283
      118,500  Parametric Technology Corp.  *                             1,539
      113,490  Quest Software, Inc.  *                                    1,504
       74,975  Solera Holdings, Inc.  *                                   1,866
       75,410  Tyler Technologies, Inc.  *                                1,025
                                                                ---------------
                                                                          8,587
                                                                ---------------
               COMMUNICATIONS EQUIPMENT (0.7%)
       89,060  ADTRAN, Inc.                                               1,354
        9,800  Avocent Corp.  *                                             147

===============================================================================
                                                    Portfolio of Investments | 6

===============================================================================

                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------

       96,000  PCTEL, Inc.                                      $           563
      110,880  Tekelec  *                                                 1,407
                                                                ---------------
                                                                          3,471
                                                                ---------------
               COMPUTER HARDWARE (0.9%)
       66,500  Avid Technology, Inc.  *                                     986
      117,300  Diebold, Inc.                                              3,486
                                                                ---------------
                                                                          4,472
                                                                ---------------
               COMPUTER STORAGE & PERIPHERALS (1.2%)
      190,400  Electronics for Imaging, Inc.  *                           2,018
       23,160  Netezza Corp.  *                                             225
      177,920  Rackable Systems, Inc.  *                                  1,269
       37,852  Synaptics, Inc.  *                                         1,169
      242,000  Xyratex Ltd.  *                                            1,355
                                                                ---------------
                                                                          6,036
                                                                ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
       67,820  CSG Systems International, Inc.  *                         1,128
                                                                ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
       16,848  Dolby Laboratories, Inc. "A"  *                              532
                                                                ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.6%)
       28,000  Multi-Fineline Electronix, Inc.  *                           327
      248,900  Nam Tai Electronics, Inc.                                  1,892
       34,520  Plexus Corp.  *                                              644
                                                                ---------------
                                                                          2,863
                                                                ---------------
               INTERNET SOFTWARE & SERVICES (2.3%)
      134,870  CyberSource Corp.  *                                       1,639
      124,650  Interwoven, Inc.  *                                        1,572
       22,200  Sohu.com, Inc.  *                                          1,219
       70,359  VistaPrint Ltd.  *                                         1,201
      304,350  Websense, Inc.  *                                          5,941
                                                                ---------------
                                                                         11,572
                                                                ---------------
               IT CONSULTING & OTHER SERVICES (1.7%)
       55,000  CIBER, Inc.  *                                               297
       13,291  Forrester Research, Inc.  *                                  373
       98,360  Gartner, Inc.  *                                           1,810
        8,759  ManTech International Corp. "A"  *                           473
      100,200  Maximus, Inc.                                              3,200
      154,080  MPS Group, Inc.  *                                         1,200
      255,700  Sapient Corp.  *                                           1,404
                                                                ---------------
                                                                          8,757
                                                                ---------------
               OFFICE ELECTRONICS (0.6%)
      141,800  Zebra Technologies Corp. "A"  *                            2,870
                                                                ---------------
               SEMICONDUCTOR EQUIPMENT (0.1%)
       45,640  Ultratech, Inc.  *                                           688
                                                                ---------------
               SEMICONDUCTORS (0.8%)
      153,450  Amkor Technology, Inc.  *                                    623
       72,050  OmniVision Technologies, Inc.  *                             583
      255,550  PMC-Sierra, Inc.  *                                        1,196
      198,750  Skyworks Solutions, Inc.  *                                1,417
                                                                ---------------
                                                                          3,819
                                                                ---------------
               SYSTEMS SOFTWARE (0.8%)
       50,700  Progress Software Corp.  *                                 1,163
       11,664  Radiant Systems, Inc.  *                                      61
      111,520  Sybase, Inc.  *                                            2,970
                                                                ---------------
                                                                          4,194
                                                                ---------------
               Total Information Technology                              58,989
                                                                ---------------

===============================================================================
7 | USAA SMALL CAP STOCK FUND

===============================================================================


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------

               MATERIALS (3.8%)
               ---------------
               COMMODITY CHEMICALS (0.3%)
       52,030  Innophos Holdings, Inc.                          $         1,392
       11,700  Koppers Holdings, Inc.                                       278
                                                                ---------------
                                                                          1,670
                                                                ---------------
               DIVERSIFIED CHEMICALS (0.4%)
       33,648  LSB Industries, Inc.  *                                      276
       83,300  Olin Corp.                                                 1,513
                                                                ---------------
                                                                          1,789
                                                                ---------------
               DIVERSIFIED METALS & MINING (0.6%)
       49,661  Compass Minerals International, Inc.                       2,728
                                                                ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
       38,138  Terra Industries, Inc.                                       839
                                                                ---------------
               FOREST PRODUCTS (0.4%)
       48,000  Deltic Timber Corp.                                        2,186
                                                                ---------------
               METAL & GLASS CONTAINERS (0.8%)
       83,700  AptarGroup, Inc.                                           2,538
       32,500  Greif, Inc. "A"                                            1,319
                                                                ---------------
                                                                          3,857
                                                                ---------------
               PAPER PACKAGING (0.3%)
       52,100  Rock-Tenn Co. "A"                                          1,584
                                                                ---------------
               SPECIALTY CHEMICALS (0.7%)
      170,300  Zep, Inc.                                                  3,585
                                                                ---------------
               STEEL (0.1%)
       28,500  Olympic Steel, Inc.                                          652
                                                                ---------------
               Total Materials                                           18,890
                                                                ---------------

               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.3%)
      141,180  Premiere Global Services, Inc.  *                          1,405
                                                                ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
       63,320  Starent Networks Corp.  *                                    631
      115,600  Syniverse Holdings, Inc.  *                                2,173
                                                                ---------------
                                                                          2,804
                                                                ---------------
               Total Telecommunication Services                           4,209
                                                                ---------------

               UTILITIES (2.4%)
               ----------------
               ELECTRIC UTILITIES (1.1%)
      101,200  UniSource Energy Corp.                                     2,791
      130,400  Weststar Energy, Inc.                                      2,541
                                                                ---------------
                                                                          5,332
                                                                ---------------
               GAS UTILITIES (1.2%)
       83,600  Atmos Energy Corp.                                         2,029
       61,150  New Jersey Resources Corp.                                 2,277
       61,200  WGL Holdings, Inc.                                         1,970
                                                                ---------------
                                                                          6,276
                                                                ---------------
               WATER UTILITIES (0.1%)
       12,900  SJW Corp.                                                    359
                                                                ---------------
               Total Utilities                                           11,967
                                                                ---------------
               Total Common Stocks (cost: $491,137)                     390,538
                                                                ---------------

===============================================================================
                                                    Portfolio of Investments | 8

===============================================================================

                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (2.9%)

               MONEY MARKET FUNDS (2.9%)
   14,663,677  State Street Institutional Liquid Reserves,
               2.40% (a)
               (cost:  $14,664)                                 $        14,664
                                                                ---------------
               Total Money Market Instruments
               (cost: $14,664)                                           14,664
                                                                ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
          386  AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 2.91%(a)(cost: $0)                                 --
                                                                ---------------


               TOTAL INVESTMENTS (COST: $505,801)               $       405,202
                                                                ===============

===============================================================================
9 | USAA SMALL CAP STOCK FUND

===============================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Small Cap Stock Fund Shares and, effective August 1, 2008, Small Cap Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event

================================================================================
                                          Notes to Portfolio of Investments | 10

================================================================================

would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================
11 | USAA SMALL CAP STOCK FUND

================================================================================

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

                                                              Investments in
Valuation Inputs                                                  Securities
----------------------------------------------------------------------------
Level 1 - Quoted Prices                                         $405,202,000
Level 2 - Other Significant Observable Inputs                              -
Level 3 - Significant Unobservable Inputs                                  -
----------------------------------------------------------------------------
Total                                                           $405,202,000
----------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of October 31, 2008, the Fund did not invest in any repurchase agreements.


D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, 2008, the Fund did not have any securities on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activity.

================================================================================
                                          Notes to Portfolio of Investments | 12

================================================================================

E. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2008, were $18,222,000 and $118,821,000, respectively, resulting in net unrealized depreciation of $100,599,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $402,386,000 at October 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT    Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2008.
*       Non-income-producing security.

================================================================================
13 | USAA SMALL CAP STOCK FUND



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.